Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2026
Summary of material accounting policies [Abstract]
New accounting policies and changes in accounting policies adopted
3.1 New accounting policies and changes in accounting policies adopted
The new standards and interpretations issued, until the issuance of the Company’s unaudited condensed consolidated interim financial information, are described below.